Annual Fund Operating Expenses - Institutional - Vanguard Small-Cap Value Index Fund - Institutional Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.06%